UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Dryden Tax-Free
Money Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2006

Date of reporting period:	12/31/2006

Item 1 – Reports to Stockholders

Dryden Tax-Free Money Fund

DECEMBER 31, 2006	ANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

February 16, 2007

Dear Shareholder:

We hope you find the annual report for the Dryden Tax-Free Money Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Tax-Free Money Fund

Dryden Tax-Free Money Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Tax-Free Money Fund is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 12/31/06
	7-Day Current Yield†	Net Asset Value (NAV)	Taxable Equivalent Yield**			Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
Dryden Tax-Free Money Fund	2.74%	$1.00	3.81%	4.09%	4.22%	52 Days	$35.4
iMoneyNet, Inc. Tax-Free National Retail Avg.*	3.08%	N/A	4.28%	4.60%	4.74%	28 Days	N/A

†	The 7-Day Current Yield for Dryden Tax-Free Money Fund includes a management fee waiver. Without this waiver, the yield would have been lower.

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is based on the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of December 25, 2006, the closest reported date prior to the end of our reporting period.

**	Some investors may be subject to the federal alternative minimum tax (AMT).

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields would have been lower without management fee waiver. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

The graphs portray weekly 7-day current yields and weekly WAMs for the Dryden Tax-Free Money Fund and the iMoneyNet, Inc. Tax-Free National Retail Average every Monday from December 26, 2005 to December 25, 2006, the closest dates to the beginning and end of the Fund’s reporting period. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of December 31, 2006.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Dryden Tax-Free Money Fund	3

Investment Subadviser’s Report

Prudential Investment Management, Inc.

Campaign to boost short-term interest rates put on hold

Among the most important developments in the market for short-term tax-exempt debt securities was the decision by the Federal Reserve (the Fed) to halt its series of short-term rate hikes in 2006. We shifted our investment strategy to reflect this change in the market. The Fund was able to provide ample liquidity to help shareholders meet their financial needs and maintain its net asset value at $1.00 per share.

The Fed increased its target for the federal funds rate on overnight loans between banks from June 2004 through June 2006, raising the rate from 1.00% to 5.25%. The last four rate hikes occurred in the first half of 2006. Gradually raising borrowing costs was intended to slow economic growth and pull down inflationary pressures in the U.S. economy without triggering a recession.

Initial emphasis on variable-rate demand obligations

The economy began to lose steam in the spring of 2006 as the interest-rate sensitive housing sector weakened. At that point, it was unclear whether the Fed would continue to tighten monetary policy in the second half of 2006 because inflation remained elevated, even as economic growth moderated. Therefore, in the summer, we continued to pursue the strategy that had worked well in the first half of the year. We maintained the Fund’s holdings of variable-rate demand obligations with coupon rates that reset daily or weekly. These securities gradually reset to higher levels as short-term rates rose.

Our strategy shifted heading into the fourth quarter of 2006

By late summer 2006, it was becoming increasingly clear the Fed would leave short-term rates on hold through the end of the year. Economic growth had continued to slow and oil prices had begun to decline, easing inflation concerns. There was also speculation in the financial markets that the Fed may have to cut short-term rates in 2007 to reinvigorate the economy.

It was at this point that we began to alter our strategy to take advantage of a seasonal increase in the issuance of new securities that pushed yields slightly higher. There was also upward pressure on yields during the fourth quarter from year-end redemptions that occurred as tax-exempt money funds sold securities to provide for shareholder liquidity needs. To lock in attractive yields, we bought Waller Independent School general obligation bonds maturing in mid-February 2007. They helped prepare the Fund to bridge over the “January Effect,” a seasonal decline in yields that occurs as investors rush to reinvest money from coupon payments, bond calls, and maturing debt securities that they receive at the beginning of the year.

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Investments timed to mature during tax season

To prepare the Fund for the 2007 tax season, we invested in tax-exempt commercial paper of the Massachusetts State Water Resources Authority, maturing in early April 2007 and general obligation bonds of Harris County, Texas, maturing in mid-April 2007. Our purchases in the fourth quarter lengthened the Fund’s weighted average maturity (WAM), resulting in its WAM ending the year longer than that of the average comparable portfolio.

Dryden Tax-Free Money Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2006, at the beginning of the period, and held through the six-month period ended December 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

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you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Tax-Free Money Fund		Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,012.90	1.15%	$5.83
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2006, and divided by the 365 days in the Fund’s fiscal year ended December 31, 2006 (to reflect the six-month period).

Dryden Tax-Free Money Fund	7

Portfolio of Investments

as of December 31, 2006

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 99.6%

Alaska 3.4%
Valdez Marine Term. Rev., BP Pipelines, Inc. Proj., G.O., F.R.D.D.(b)	VMIG1	3.97%	01/02/07	$1,200	$1,200,000

Florida 8.8%
Florida St. Brd. Pub. Ed., Muni. Secs. Tr. Rcpts., F.R.D.D.(b)	A-1+(c)	3.95	01/02/07	1,100	1,100,000
Muni. Secs. Tr. Ctfs. Ser. 2001-131, Cl. A, 144A, F.R.D.D.(b)	A-1(c)	3.95	01/02/07	1,600	1,600,000
Orange Cnty. Tourist Dev. Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	10/01/07	300	303,191
Palm Beach Cnty. Health Facs. Rev., Var. Bethesda Healthcare Sys. Proj., F.R.D.D.(b)	VMIG1	3.99	01/02/07	100	100,000

					3,103,191

Georgia 4.3%
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.(b)	P-1	4.11	01/04/07	1,520	1,520,000

Illinois 11.4%
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.(b)	A-1(c)	3.95	01/04/07	1,735	1,735,000
Cook Kane Lake & MC Henry Cntys. Cmtny. College Dist. No. 512, William Rains Harper College, Ser. A, G.O., F.R.W.D., F.S.A.(b)	Aaa	5.50	12/01/07	200	203,380
Fulton Cnty. Unified Sch. Dist. No. 066, Canton, G.O., F.S.A.	Aaa	4.55	12/01/07	290	292,453
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High School, Ser. 1994, F.R.W.D.(b)	A-1(c)	4.19	01/04/07	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., Ser. 2003, F.R.D.D.(b)	VMIG1	4.05	01/02/07	700	700,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	9

Portfolio of Investments

as of December 31, 2006 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Will Cnty. Cmnty. United Sch. Dist. No. 365, VY View, Ser. A, G.O., F.S.A.	Aaa	4.35%	11/01/07	$100	$100,607

					4,031,440

Indiana 2.8%
Hamilton Southeastern Cumberland Campus Sch. Bldg. Corp., First Mtg., F.S.A.	Aaa	4.70	07/15/07	150	150,898
IPS. Multi-Sch. Bldg. Corp. Rev., F.S.A.	Aaa	4.00	07/15/07	850	851,977

					1,002,875

Maine 8.8%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.(b)	VMIG1	4.11	01/04/07	3,120	3,119,999

Maryland 5.1%
Maryland HEFA, Johns Hopkins Univ., C.P.	P-1	3.55	04/05/07	1,800	1,800,000

Massachusetts 5.6%
Massachusetts St. Wtr. Res. Auth., C.P.	P-1	3.58	04/05/07	2,000	2,000,000

Michigan 0.7%
Lakeville Cmnty. Sch. Dist., G.O., Q-S.B.L.F.	Aa2	5.00	05/01/07	250	251,170

Minnesota 5.6%
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.(b)	VMIG1	4.11	01/04/07	1,400	1,400,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.(b)	VMIG1	4.05	01/02/07	600	600,000

					2,000,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Missouri 10.2%
Missouri St. Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., Bethesda Hlth. Group, Ser. A, F.R.D.D.(b)	VMIG1	4.05%	01/02/07	$1,030	$1,030,000
St. Louis Univ., F.R.D.D.(b)	VMIG1	4.03	01/02/07	1,660	1,660,000
St. Louis Univ., Ser. B, F.R.D.D.(b)	VMIG1	4.03	01/02/07	910	910,000

					3,600,000
Ohio 2.6%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Proj., Ser. 1996, A.M.T., F.R.W.D.(b)	NR	4.20	01/04/07	940	940,000

Pennsylvania 6.3%
Delaware River Port Auth. PA & NJ Rev., Mun. Secs. Tr. Rcpts., Ser. SGA-89, F.S.A., F.R.D.D.(b)	A-1+(c)	3.95	01/02/07	800	800,000
Philadelphia Gas Wks. Rev. Escrowed to Maturity—Third Ser., F.S.A.	Aaa	5.00	08/01/07	915	922,259
Schuylkill Cnty. Ind. Dev. Auth. Res. Recovery Rev., Northeastern Pwr. Co., Ser. A, F.R.D.D.(b)	A-1(c)	3.96	01/02/07	510	510,000

					2,232,259

South Carolina 5.1%
South Carolina St. Pub. Svc. Auth., C.P.	P-1	3.60	03/30/07	1,800	1,800,000

Tennessee 3.7%
Blount Cnty. Pub. Bldg. Auth., Loc. Govt. Pub. Impt., Ser. A-2C, F.R.D.D.(b)	VMIG1	4.00	01/02/07	100	100,000
Sevier Cnty. Pub. Bldg. Auth., Var. Loc. Govt. Impt-IV-I-2, A.M.B.A.C., F.R.D.D.(b)	VMIG1	4.00	01/02/07	1,200	1,200,000

					1,300,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	11

Portfolio of Investments

as of December 31, 2006 Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas 9.9%
Brazos Riv. Hbr. Naval Dist., Jt. Venture Proj., A.M.T., F.R.D.D.(b)	VMIG1	4.03%	01/02/07	$100	$100,000
Denton Cnty. Mun. Secs. Tr. Rcpts., Ser. SGA 117, F.R.D.D.(b)	A-1+(c)	3.95	01/02/07	100	100,000
Grapevine Ref., G.O., F.S.A.	Aaa	4.00	08/15/07	145	145,381
Harris Co, Ser. D, G.O., C.P.	P-1	3.60	04/13/07	1,090	1,090,000
Keller Indpt. Sch. Dist. Mun. Secs. Tr. Rcpts., Ser. SGA 111, P.S.F. Gtd., G.O., F.R.D.D.(b)	A-1+(c)	3.95	01/02/07	600	600,000
San Antonio Indpt Sch. Dist., P.S.F, Gtd., G.O.,	Aaa	4.00	08/15/07	170	170,438
Texas St. Tax & Rev., Antic. Nts.	MIG1	4.50	08/31/07	650	653,565
Waller Tex. Cons. Indpt. Sch. Dist., G.O., P.S.F., Gtd.	Aaa	7.25	02/15/07	650	652,824

					3,512,208

Virginia 0.7%
Fairfax Cnty., Ref. Pub. Impt., Ser. A, G.O. State Aid Withholding	Aaa	5.00	06/01/07	250	251,422

Washington 0.7%
Benton Cnty. Sch. Dist. No. 17 Kennewick, Sch. BD, F.S.A.	Aaa	4.25	12/01/07	250	251,446

Wisconsin 3.9%
Green Bay Wis. Wtr. Sys. Rev., F.S.A.	Aaa	4.00	11/01/07	100	100,324
Milwaukee WI. Corp. Purp. G.O., Ser. K	Aa2	5.00	06/15/07	180	181,119
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.(b)	NR	4.11	01/04/07	1,095	1,095,000

					1,376,443

Total Investments 99.6% (cost $35,292,453)(d)					35,292,453
Other assets in excess of liabilities 0.4%					124,010

Net Assets 100.0%					$35,416,463

See Notes to Financial Statements.

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(a)	The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.P.—Commercial Paper.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.R.W.D.—Floating Rate (Weekly) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.—Permanent School Fund.

S.B.L.F.—Small Business Loan Fund.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statements purposes.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2006 was as follows:

Corporate Backed IDB & PCR	28.4%
Education	21.0
State	18.2
Hospital	7.5
Water and Sewer	7.5
Nursing Home	6.5
Power	2.9
Pooled Financing	2.6
Other	2.5
Special Tax/Assessment	1.4
Multi Family Housing	0.8
Transportation	0.3

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	13

Statement of Assets and Liabilities

as of December 31, 2006

Assets
Unaffiliated investments, at amortized cost which approximates market value	$35,292,453
Cash	14,339
Receivable for capital stock transactions	448,236
Interest receivable	228,930
Prepaid expenses	606

Total assets	35,984,564

Liabilities
Payable for capital stock transactions	348,863
Accrued expenses	141,807
Deferred directors’ fees	60,731
Management fee payable	11,097
Distribution fee payable	3,963
Transfer agent fee payable	1,444
Dividends payable	196

Total liabilities	568,101

Net Assets	$35,416,463

Net assets were comprised of:
Common stock, $.01 par value	$354,165
Paid-in capital in excess of par	35,062,298

Net assets December 31, 2006	$35,416,463

Net Asset value, offering price and redemption price per share, $35,416,463 ÷ 35,416,463 outstanding shares of common stock (authorized 1,500,000,000 shares)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended December 31, 2006

Net Investment Income
Income
Interest	$1,330,219

Expenses
Management fee	191,665
Distribution fee	47,916
Legal fees and expenses	60,000
Custodian’s fees and expenses	55,000
Reports to shareholders	54,000
Registration fees	35,000
Transfer agent’s fees and expenses (including affiliated expense of $13,400) (Note 3)	20,000
Audit fee	16,000
Directors’ fees	11,000
Insurance	2,000
Miscellaneous	12,639

Total expenses	505,220
Less: Management fee waiver	(57,500)
Less: Custodian fee credit (Note 1)	(1,203)

Net expenses	446,517

Net investment income	883,702

Net Increase In Net Assets Resulting From Operations	$883,702

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	15

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$883,702	$588,970
Net realized gain on investment transactions	—	7,990

Net increase in net assets resulting from operations	883,702	596,960

Dividends and distributions (Notes 1&4)
Dividends from net investment income	(883,702)	(588,970)
Distributions from net realized gains	—	(7,990)

Total dividends and distributions	(883,702)	(596,960)

Fund share transactions (at $1 per share)
Net proceeds from shares sold (See Note 3)	105,548,026	99,238,484
Net asset value of shares issued in reinvestment of dividends and distributions	886,290	595,136
Cost of shares reacquired	(107,650,486)	(113,370,814)

Net decrease in net assets from Fund share transactions	(1,216,170)	(13,537,194)

Total decrease	(1,216,170)	(13,537,194)

Net Assets
Beginning of year	36,632,633	50,169,827

End of year	$35,416,463	$36,632,633

See Notes to Financial Statements.

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Notes to Financial Statements

Prudential Tax-Free Money Fund, Inc. (doing business as Dryden Tax-Free Money Fund) (hereafter referred to as the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such

Dryden Tax-Free Money Fund	17

Notes to Financial Statements

Cont’d

custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and .375 of 1% of average daily net assets in excess of $1.5 billion. PI contractually agreed to waive a portion (an annual rate of .15 of 1% of the Fund’s average daily net assets) of its management fee, which amounted to $57,500 for the year ended December 31, 2006. The effective annual management fee rate was .35 of 1% for the year ended December 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). The Fund compensated PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund’s average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), and affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

18	Visit our website at www.jennisondryden.com

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

For the year ended December 31, 2005, PI contributed $95,469 of capital to the Fund which is included in “Net proceeds from shares sold” on the Statement of Changes in Net Assets.

Note 4. Distributions and Tax Information

For the year ended December 31, 2006, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, were $883,702 of tax-exempt income. For the year ended December 31, 2005, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, were $588,970 of tax-exempt income and $7,990 of long term capital gain, respectively.

As of December 31, 2006, the accumulated undistributed earnings on a tax basis were $60,731 of tax-exempt income.

Note 5. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Dryden Tax-Free Money Fund	19

Financial Highlights

	Year Ended December 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.023
Dividends and distributions to shareholders	(.023)

Net asset value, end of year	$1.00

Total Return(a):	2.35%
Ratios/Supplemental Data:
Net assets, end of year (000)	$35,416
Average net assets (000)	$38,333
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.17	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(b)
Net investment income	2.31	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions.
(b)	Effective September 1, 2005, the manager of the Fund agreed to waive a portion of the management fee amounting to an annual rate of .15 of 1% of the Fund’s average daily net assets. If the manager had not waived the expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.32%, 1.19% and 2.16%, respectively, for the year ended December 31, 2006 and 1.21%, 1.09%, and 1.27%, respectively, for the year ended December 31, 2005.

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Year Ended December 31,
2005		2004	2003	2002

$1.00		$1.00	$1.00	$1.00

.014		.004	.004	.009
(.014)		(.004)	(.004)	(.009)

$1.00		$1.00	$1.00	$1.00

1.41%		.44%	.42%	.94%

$36,633		$50,170	$188,805	$176,480
$44,460		$143,636	$207,138	$200,609

1.16	%(b)	.86%	.84%	.86%
1.04	%(b)	.74%	.72%	.73%
1.32	%(b)	.36%	.39%	.86%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	21

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Prudential Tax-Free Money Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Prudential Tax-Free Money Fund, Inc. (d/b/a Dryden Tax-Free Money Fund) (hereafter referred to as the “Fund”), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years presented prior to the year ended December 31, 2004, were audited by another independent registered public accounting firm, whose report dated February 20, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 28, 2007

22	Visit our website at www.jennisondryden.com

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end, December 31, 2006, as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended December 31, 2006, of the dividends paid from net investment income, $0.0233 were federally tax-exempt interest dividends.

Information with respect to the state taxability of your investment in the Fund was sent to you under separate cover.

Dryden Tax-Free Money Fund	23

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Dryden Tax-Free Money Fund (the “Fund”) is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (72), Director since 2003(3) Oversees 77 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000-May 2000), Chairman (January 1999-December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Robert E. La Blanc (72), Director since 1996(3) Oversees 75 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Robin B. Smith (67), Director since 1996(3) Oversees 75 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Formerly Director of BellSouth Corporation (1992-2006).

Stephen G. Stoneburn (63), Director since 1996(3) Oversees 75 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (68), Director since 1999(3) Oversees 75 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Directors(1)

Robert F. Gunia (60), Vice President and Director since 1996(3) Oversees 154 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of American Skandia Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

24	Visit our website at www.jennisondryden.com

Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

Officers(2)

Judy A. Rice (59), President since 2003(3)

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Director (since May 2003) and Executive Vice President (since June 2005) of American Skandia Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Money Management Institute.

Kathryn L. Quirk (54), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (49), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (48), Assistant Secretary since 2005

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Claudia DiGiacomo (32), Assistant Secretary since 2005

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Lee D. Augsburger (47), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc.

Grace C. Torres (47), Treasurer and Principal Financial and Accounting Officer since 1995(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

Dryden Tax-Free Money Fund	25

John P. Schwartz (35), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (43), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Jack Benintende (42), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since June 2000) within Prudential Mutual Fund Administration; formerly Senior Manager within the investment management practice of PricewaterhouseCoopers LLP (May 1994-June 2000).

Andrew R. French (44), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (42), Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

†

The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)

There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Director and/or Officer.

(4)

This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Directors is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

26	Visit our website at www.jennisondryden.com

■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary •
Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary •
Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Tax-Free Money Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s

Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

MF103E    IFS-A129649    Ed. 02/2007

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended December 31, 2006 and December 31, 2005, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $15,400 and $15,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal year ended December 31, 2006, KPMG LLP (“KPMG”), the Registrant’s principal accountant, did not bill the Registrant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements. For the fiscal year ended December 31, 2005, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $913 for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements. Professional services rendered included those in connection with additional audit procedures related to the conversion of shareholder accounts.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations
•	Fund merger support services
•	Agreed Upon Procedure Reports
•	Attestation Reports
•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance; and,
•	Sales and use tax compliance
•	Timely RIC qualification reviews
•	Tax distribution analysis and planning
•	Tax authority examination services
•	Tax appeals support services
•	Accounting methods studies
•	Fund merger support services
•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services
•	Management functions or human resources
•	Broker or dealer, investment adviser, or investment banking services
•	Legal services and expert services unrelated to the audit
•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)	(2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2006 and 2005. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2006 and 2005 was $317,300 and $50,087, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Free Money Fund

By (Signature and Title)* /s/Deborah A. Docs

Deborah A. Docs

Secretary

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)* /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.